Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 21, 2017 CNY (¥)
Total rental expense for offices	¥ 78,303	$ 12,035	¥ 88,694	¥ 82,710
Total other operating lease expenses	333,813	$ 51,306	¥ 347,711	¥ 222,138
Loan facility drawn					¥ 22,000
Beijing Security
Loan facility granted	¥ 44,000